Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	365	—
Forward foreign exchange contracts	7	—
Total	372	—
Derivative financial instruments, current asset	372	—
Total	372	—

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,233	21,016
Forward foreign exchange contracts	62	124
Total	9,295	21,140
Derivative financial instruments, current liability	2,607	8,864
Derivative financial instruments, non-current liability	6,688	12,276
Total	9,295	21,140

Schedule of interest rate swaps held for trading

					Fixed	Notional Amount
				Termination	Interest	December 31,	June 30,
Company	Counterparty	Trade Date	Effective Date	Date	Rate	2019	2020
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.34%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.43%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.515%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19% / 1.99%*	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	2.95%	80,000	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	2.9357%	75,000	75,000
					Total	625,000	625,000

*    Pursuant to the Credit Support Annex entered into in March 2020, whereby GasLog Partners agreed to effect deposit cash collateral payments with GasLog in connection with its derivative instruments with GasLog (Note 3), the fixed interest rates of the interest rate swaps were decreased by 20 basis points or 0.2%.

Schedule of forward foreign exchange contracts held for trading

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/EUR)	Notional Amount
GasLog Partners	GasLog	Dec 2019	6	Jul 2020 - Dec 2020	1.1350 - 1.1456	€9,600
					Total	€9,600

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/SGD)	Notional Amount
GasLog Partners	GasLog	Dec 2019	3	Jul 2020 - Sep 2020	1.3549	S$750
					Total	S$750